Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies [Abstract]
Schedule of amortization periods of the right-of-use assets	Following are the amortization periods of the right-of-use assets by class of underlying asset:
	Years	Mainly

Office lease	2 - 10	5
Vehicles	3 - 4	3

Schedule of straight-line basis over the useful life	Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:
	%	Mainly %

Motor vehicles	15 - 20	15
Office furniture and equipment	6 - 20	6
Computers and peripheral equipment	33
Leasehold improvements	See below

Schedule of useful life of intangible assets	The useful life of intangible assets is as follows:
Years

Patents	10
Customer relations	3.5 - 10
Order backlog	1
Technology	2-4